Other Payables And Accruals	12 Months Ended
Dec. 31, 2019
Accrued Expenses And Other Liabilities [Abstract]
Other Payables And Accruals
2 1 .	OTHER PAYABLES AND ACCRUALS

		December 31,
	Note s	2018	2019
		HK$	HK$
Accruals and other payables		25,011,870	66,043,431
Contract liabilities	(i)	55,111,818	111,974,163

		80,123,688	178,017,594

Note:

(i)	Contract liabilities include upfront fees received to deliver asset management services. The Company started to receive advances from its customers of asset management services in 2018.
Movements in contract liabilities during the years ended December
31,
2017, 2018 and 2019 are as follows:

HK$
January 1, 2018	—
Deferred revenue received during the year	58,344,702
Revenue recognized during the year	(3,232,884)

At December 31, 2018	55,111,818

Deferred revenue received during the year	127,418,656
Revenue recognized during the year	(70,556,311)

At December 31, 2019	111,974,163